Loans and asset quality	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans and asset quality
Loans and asset quality

Loans

The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2017 and Dec. 31, 2016.

Loans	Dec. 31,
(in millions)	2017	2016
Domestic:
Commercial	$2,744	$2,286
Commercial real estate	4,900	4,639
Financial institutions	5,568	6,342
Lease financings	772	989
Wealth management loans and mortgages	16,420	15,555
Other residential mortgages	708	854
Overdrafts	963	1,055
Other	1,131	1,202
Margin loans	15,689	17,503
Total domestic	48,895	50,425
Foreign:
Commercial	167	331
Commercial real estate	—	15
Financial institutions	7,483	8,347
Lease financings	527	736
Wealth management loans and mortgages	108	99
Other (primarily overdrafts)	4,264	4,418
Margin loans	96	87
Total foreign	12,645	14,033
Total loans (a)	$61,540	$64,458

(a)	Net of unearned income of $394 million at Dec. 31, 2017 and $527 million at Dec. 31, 2016 primarily related to domestic and foreign lease financings.

Our loan portfolio consists of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level which consists of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages.

The following tables are presented for each class of financing receivable and provide additional information about our credit risks and the adequacy of our allowance for credit losses.
Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows.

Allowance for credit losses activity for the year ended Dec. 31, 2017					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All other		Foreign	Total
Beginning balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	5	—		—	5
Net recoveries	—	—	—	—	—	4	—		—	4
Provision	(5)	3	(3)	(5)	(1)	(12)	—		(1)	(24)
Ending balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Allowance for:
Loan losses	$24	$58	$7	$8	$18	$20	$—		$24	$159
Lending-related commitments	53	18	16	—	4	—	—		11	102
Individually evaluated for impairment:
Loan balance	$—	$—	$1	$—	$5	$—	$—		$—	$6
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$2,744	$4,900	$5,567	$772	$16,415	$708	$17,783	(a)	$12,645	$61,534
Allowance for loan losses	24	58	7	8	17	20	—		24	158

(a)	Includes $963 million of domestic overdrafts, $15,689 million of margin loans and $1,131 million of other loans at Dec. 31, 2017.

Allowance for credit losses activity for the year ended Dec. 31, 2016					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All other		Foreign	Total
Beginning balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Charge-offs	—	—	—	—	—	(2)	—		—	(2)
Recoveries	—	—	13	—	—	5	—		1	19
Net recoveries	—	—	13	—	—	3	—		1	17
Provision	—	14	(18)	(2)	4	(9)	—		—	(11)
Ending balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Allowance for:
Loan losses	$25	$52	$8	$13	$19	$28	$—		$24	$169
Lending-related commitments	57	21	18	—	4	—	—		12	112
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$4	$5	$—	$—		$—	$9
Allowance for loan losses	—	—	—	2	3	—	—		—	5
Collectively evaluated for impairment:
Loan balance	$2,286	$4,639	$6,342	$985	$15,550	$854	$19,760	(a)	$14,033	$64,449
Allowance for loan losses	25	52	8	11	16	28	—		24	164

(a)	Includes $1,055 million of domestic overdrafts, $17,503 million of margin loans and $1,202 million of other loans at Dec. 31, 2016.

Allowance for credit losses activity for the year ended Dec. 31, 2015					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Charge-offs	—	—	(170)	—	—	(2)	—		—	(172)
Recoveries	—	—	1	—	—	6	—		—	7
Net (charge-offs) recoveries	—	—	(169)	—	—	4	—		—	(165)
Provision	22	9	169	(17)	(3)	(11)	—		(9)	160
Ending balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Allowance for:
Loan losses	$24	$37	$9	$15	$15	$34	$—		$23	$157
Lending-related commitments	58	22	22	—	4	—	—		12	118
Individually evaluated for impairment:
Loan balance	$—	$1	$171	$—	$8	$—	$—		$—	$180
Allowance for loan losses	—	1	—	—	1	—	—		—	2
Collectively evaluated for impairment:
Loan balance	$2,115	$3,496	$6,469	$1,007	$13,239	$1,035	$21,388	(a)	$14,352	$63,101
Allowance for loan losses	24	36	9	15	14	34	—		23	155

(a)	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2017	2016
Nonperforming loans:
Other residential mortgages	$78	$91
Wealth management loans and mortgages	7	8
Commercial real estate	1	—
Lease financings	—	4
Total nonperforming loans	86	103
Other assets owned	4	4
Total nonperforming assets	$90	$107

At Dec. 31, 2017, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.
Lost interest

The table below presents the amount of lost interest income.

Lost interest
(in millions)	2017	2016	2015
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$—
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$5	$6	$6
Foreign	—	—	—
Impaired loans

The tables below present information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2017		2016		2015
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial real estate	$—	$—	$1	$—	$1	$—
Financial institutions	1	—	—	—	—	—
Wealth management loans and mortgages	2	—	5	—	6	—
Lease financings	1	—	3	—	—	—
Total impaired loans with an allowance	4	—	9	—	7	—
Impaired loans without an allowance:
Commercial real estate	—	—	1	—	—	—
Financial institutions	—	—	102	—	—	—
Wealth management loans and mortgages	3	—	2	—	2	—
Total impaired loans without an allowance (a)	3	—	105	—	2	—
Total impaired loans	$7	$—	$114	$—	$9	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial real estate	$—	$3	$—	$—	$3	$—
Financial institutions	1	1	—	—	—	—
Wealth management loans and mortgages	1	1	1	3	3	3
Lease financings	—	—	—	4	4	2
Total impaired loans with an allowance	2	5	1	7	10	5
Impaired loans without an allowance:
Wealth management loans and mortgages	4	4	N/A	2	2	N/A
Total impaired loans without an allowance (b)	4	4	N/A	2	2	N/A
Total impaired loans (c)	$6	$9	$1	$9	$12	$5

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2017 and Dec. 31, 2016, respectively. The allowance for loan losses associated with these loans totaled less than $1 million at both Dec. 31, 2017 and Dec. 31, 2016, respectively.

Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2017				Dec. 31, 2016
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Commercial real estate	$44	$—	$—	$44	$78	$—	$—	$78
Wealth management loans and mortgages	39	5	—	44	21	2	—	23
Other residential mortgages	18	5	5	28	20	6	7	33
Financial institutions	1	—	—	1	1	27	—	28
Total past due loans	$102	$10	$5	$117	$120	$35	$7	$162
Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs.

The following table presents our TDRs.

TDRs	2017			2016
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	50	$13	$14	70	$14	$16
Wealth management loans and mortgages	2	6	6	2	—	—
Total TDRs	52	$19	$20	72	$14	$16

Other residential mortgages

The modifications of the other residential mortgage loans in 2017 and 2016 consisted of reducing the stated interest rates and, in certain cases, a forbearance of default and extending the maturity dates. The modified loans are primarily collateral dependent for which the value is based on the fair value of the collateral.

TDRs that subsequently defaulted

There were 20 residential mortgage loans and two wealth management loans that had been restructured in a TDR during the previous 12 months and have subsequently defaulted in 2017. The total recorded investment of these loans was $5 million.
Credit quality indicators

Our credit strategy is to focus on investment grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The following tables present information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
(in millions)
Investment grade	$2,685	$2,397	$4,277	$3,823	$10,021	$11,459
Non-investment grade	226	220	623	831	3,030	3,230
Total	$2,911	$2,617	$4,900	$4,654	$13,051	$14,689

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal credit rating. These internal credit ratings are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2017	Dec. 31, 2016
Wealth management loans:
Investment grade	$7,042	$7,127
Non-investment grade	185	260
Wealth management mortgages	9,301	8,267
Total	$16,528	$15,654

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 62% at origination. In the wealth management portfolio, less than 1% of the mortgages were past due at Dec. 31, 2017.

At Dec. 31, 2017, the wealth management mortgage portfolio consisted of the following geographic concentrations: California - 24%; New York - 18%; Massachusetts - 11%; Florida - 8%; and other - 39%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $708 million at Dec. 31, 2017 and $854 million at Dec. 31, 2016. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2017 are $171 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2017, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 76% at origination and 12% of the serviced loan balance was at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, the tri-state area (New York, New Jersey and Connecticut) and Maryland.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $5.1 billion at Dec. 31, 2017 and $5.5 billion at Dec. 31, 2016. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $15.8 billion of secured margin loans on our balance sheet at Dec. 31, 2017 compared with $17.6 billion at Dec. 31, 2016. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to margin loans.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.